Statements of Changes in Equity - CAD ($)		Common Shares	Warrants Reserve	Share Subscription (Receivable)	Share-based Payments Reserve	Deficit	Total
Balance at Mar. 31, 2020		$ 36,251,154	$ 566,665	$ (240,050)	$ 211,227	$ (36,642,697)	$ 146,299
Balance (in Shares) at Mar. 31, 2020	[1]	7,797,658
Warrants exercised		$ 1,308,317	(228,317)	35,200			1,115,200
Warrants exercised (in Shares)	[1]	1,701,754
Shares issued for exploration and evaluation assets		$ 679,500					679,500
Shares issued for exploration and evaluation assets (in Shares)	[1]	1,006,579
Private placements		$ 1,920,000		240,050			2,160,050
Private placements (in Shares)	[1]	2,526,316
Fair value of warrants from private placement		$ (1,184,815)	1,184,815
Share issue costs		$ (261,220)	63,345	41,534			(156,341)
Share issue costs (in Shares)	[1]
Share-based payments					990,321		990,321
Net loss for the year						(2,459,661)	(2,459,661)
Balance at Mar. 31, 2021		$ 38,712,936	1,586,508	76,734	1,201,548	(39,102,358)	2,475,368
Balance (in Shares) at Mar. 31, 2021	[1]	13,032,307
Warrants exercised		$ 60,350	(11,150)	(35,200)			14,000
Warrants exercised (in Shares)	[1]	61,053
Shares issued for exploration and evaluation assets		$ 5,027,000					5,027,000
Shares issued for exploration and evaluation assets (in Shares)	[1]	4,421,053
Private placements		$ 3,099,831					3,099,831
Private placements (in Shares)	[1]	3,022,648
Fair value of warrants from private placement		$ (880,124)	880,124
Share issue costs		$ (76,139)	16,097	(22,400)			(82,442)
Share issue costs (in Shares)	[1]	52,148
Share-based payments					632,450		632,450
Net loss for the year						(4,691,322)	(4,691,322)
Balance at Mar. 31, 2022		$ 45,943,854	2,471,579	19,134	1,833,998	(43,793,680)	6,474,885
Balance (in Shares) at Mar. 31, 2022	[1]	20,589,209
Shares issued for exploration and evaluation assets		$ 931,526					931,526
Shares issued for exploration and evaluation assets (in Shares)	[1]	2,642,104
Private placements		$ 5,895,096					5,895,096
Private placements (in Shares)	[1]	15,005,370
Fair value of warrants from private placement		$ (234,175)	234,175
Share issue costs		$ (241,453)					(241,453)
Share issue costs (in Shares)	[1]	33,355
Share-based payments - RSUs		$ 2,190,000					2,190,000
Share-based payments - RSUs (in Shares)	[1]	3,650,000
Net loss for the year						(5,750,583)	(5,750,583)
Balance at Mar. 31, 2023		$ 54,484,848	$ 2,705,754	$ 19,134	$ 1,833,998	$ (49,544,263)	$ 9,499,471
Balance (in Shares) at Mar. 31, 2023	[1]	41,920,038

[1]	The Company completed a 3.8:1 consolidation of its share capital on November 1, 2022. These financial statements are presented on a post-consolidation basis (see Note 1).